Property, plant and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning balance	$ 55,560	$ 58,822
Property plant and equipment ending balance	61,241	55,560
Assets transferred to Property, plant and equipment from Intangible assets	230	240
Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	1,083
Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	1,170
Drilling rigs
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	458
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning balance	189,377	202,191
Additions through business acquisition	805	2,219
Additions and transfers	13,540	13,155
Revaluation increase (decrease), property, plant and equipment including right-of-use assets	1,397	(73)
Disposals	(6,815)	(7,385)
Assets reclassified to held for sale	(2,739)	(8,585)
Foreign currency translation effects	13,685	(12,145)
Property plant and equipment ending balance	209,249	189,377
Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning balance	(133,817)	(143,369)
Disposals	4,811	5,804
Assets reclassified to held for sale	1,745	4,346
Foreign currency translation effects	(10,063)	8,939
Depreciation	(9,813)	(9,656)
Impairment5)	(1,027)	(71)
Reversal of impairment5)	299	191
Transfers	(143)	0
Property plant and equipment ending balance	(148,008)	(133,817)
Property, plant and equipment | Machinery, equipment and transportation equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning balance	271
Property plant and equipment ending balance	$ 320	$ 271
Property, plant and equipment | Machinery, equipment and transportation equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	3 years	3 years
Property, plant and equipment | Machinery, equipment and transportation equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	20 years	20 years
Property, plant and equipment | Machinery, equipment and transportation equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning balance	$ 1,446	$ 1,438
Additions through business acquisition	0	0
Additions and transfers	74	79
Revaluation increase (decrease), property, plant and equipment including right-of-use assets	0	0
Disposals	(1)	(30)
Assets reclassified to held for sale	0	(1)
Foreign currency translation effects	60	(40)
Property plant and equipment ending balance	1,578	1,446
Property, plant and equipment | Machinery, equipment and transportation equipment | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning balance	(1,175)	(1,188)
Disposals	1	29
Assets reclassified to held for sale	1	0
Foreign currency translation effects	(32)	30
Depreciation	(53)	(48)
Impairment5)	0	0
Reversal of impairment5)	2	2
Transfers	(1)	0
Property plant and equipment ending balance	(1,258)	(1,175)
Property, plant and equipment | Production plants and oil and gas assets
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning balance	33,255
Property plant and equipment ending balance	41,227	33,255
Property, plant and equipment | Production plants and oil and gas assets | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning balance	154,917	170,911
Additions through business acquisition	610	2,062
Additions and transfers	15,212	5,817
Revaluation increase (decrease), property, plant and equipment including right-of-use assets	1,243	(183)
Disposals	(5,870)	(6,538)
Assets reclassified to held for sale	(2,744)	(6,679)
Foreign currency translation effects	12,025	(10,473)
Property plant and equipment ending balance	175,393	154,917
Property, plant and equipment | Production plants and oil and gas assets | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning balance	(121,661)	(131,325)
Disposals	3,885	5,154
Assets reclassified to held for sale	1,749	4,318
Foreign currency translation effects	(9,408)	8,372
Depreciation	(8,361)	(8,272)
Impairment5)	(362)	(64)
Reversal of impairment5)	0	158
Transfers	(7)	(2)
Property plant and equipment ending balance	(134,165)	(121,661)
Property, plant and equipment | Refining and manufacturing plants
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning balance	1,016
Property plant and equipment ending balance	$ 1,925	$ 1,016
Property, plant and equipment | Refining and manufacturing plants | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	15 years	15 years
Property, plant and equipment | Refining and manufacturing plants | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	30 years	30 years
Property, plant and equipment | Refining and manufacturing plants | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning balance	$ 7,486	$ 8,105
Additions through business acquisition	195	0
Additions and transfers	548	55
Revaluation increase (decrease), property, plant and equipment including right-of-use assets	0	0
Disposals	0	(88)
Assets reclassified to held for sale	0	0
Foreign currency translation effects	632	(585)
Property plant and equipment ending balance	8,860	7,486
Property, plant and equipment | Refining and manufacturing plants | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning balance	(6,470)	(6,780)
Disposals	0	70
Assets reclassified to held for sale	0	0
Foreign currency translation effects	(491)	435
Depreciation	(253)	(202)
Impairment5)	0	0
Reversal of impairment5)	278	7
Transfers	0	0
Property plant and equipment ending balance	(6,935)	(6,470)
Property, plant and equipment | Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning balance	312
Property plant and equipment ending balance	$ 315	$ 312
Property, plant and equipment | Land and buildings | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	10 years	10 years
Property, plant and equipment | Land and buildings | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	33 years	33 years
Property, plant and equipment | Land and buildings | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning balance	$ 660	$ 591
Additions through business acquisition	0	0
Additions and transfers	34	99
Revaluation increase (decrease), property, plant and equipment including right-of-use assets	0	0
Disposals	(14)	(5)
Assets reclassified to held for sale	0	(8)
Foreign currency translation effects	26	(17)
Property plant and equipment ending balance	707	660
Property, plant and equipment | Land and buildings | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning balance	(349)	(337)
Disposals	14	3
Assets reclassified to held for sale	0	4
Foreign currency translation effects	(11)	9
Depreciation	(28)	(29)
Impairment5)	(17)	0
Reversal of impairment5)	0	0
Transfers	(1)	0
Property plant and equipment ending balance	(391)	(349)
Property, plant and equipment | Assets under development
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning balance	17,278
Property plant and equipment ending balance	14,374	17,278
Property, plant and equipment | Assets under development | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning balance	17,354	14,097
Additions through business acquisition	0	157
Additions and transfers	(3,351)	5,866
Revaluation increase (decrease), property, plant and equipment including right-of-use assets	153	110
Disposals	(16)	(188)
Assets reclassified to held for sale	0	(1,831)
Foreign currency translation effects	728	(857)
Property plant and equipment ending balance	14,869	17,354
Property, plant and equipment | Assets under development | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning balance	(76)	(117)
Disposals	0	3
Assets reclassified to held for sale	0	0
Foreign currency translation effects	(10)	10
Depreciation	0	0
Impairment5)	(428)	0
Reversal of impairment5)	18	25
Transfers	0	2
Property plant and equipment ending balance	(495)	(76)
Right of use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning balance	3,428
Property plant and equipment ending balance	$ 3,079	$ 3,428
Right of use assets | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	1 year	1 year
Right of use assets | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	33 years	20 years
Right of use assets | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning balance	$ 7,514	$ 7,050
Additions through business acquisition	0	0
Additions and transfers	1,023	1,239
Revaluation increase (decrease), property, plant and equipment including right-of-use assets	0	0
Disposals	(914)	(537)
Assets reclassified to held for sale		(66)
Foreign currency translation effects	215	(172)
Property plant and equipment ending balance	7,843	7,514
Right of use assets | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning balance	(4,087)	(3,623)
Disposals	911	544
Assets reclassified to held for sale	(4)	23
Foreign currency translation effects	(112)	82
Depreciation	(1,118)	(1,105)
Impairment5)	(220)	(7)
Reversal of impairment5)	0	0
Transfers	(134)	0
Property plant and equipment ending balance	(4,764)	$ (4,087)
Right of use assets , netting | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Assets reclassified to held for sale	$ 4